UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2019

Item 1. Reports to Stockholders.

ZIEGLER SENIOR FLOATING RATE FUND
-	CLASS A (ZFLAX)
-	CLASS C (ZFLCX)
-	INSTITUTIONAL CLASS (ZFLIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Ziegler Senior Floating Rate Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.zcmfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge.  Contact your financial intermediary to make this election, or direct investors can call 1-833-777-1533.

www.zcmfunds.com

Table of Contents

Ziegler Senior Floating Rate Fund
Shareholder Letter	1
Allocation of Portfolio Holdings	4
Schedule of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	16
Expense Example	22
Other Information	23
Privacy Notice	24

Ziegler Senior Floating Rate Fund
Semi-Annual Period Ending March 31, 2019

Dear Investor:

We are pleased to present you with the Semi-Annual Report of Ziegler Senior Floating Rate Fund (the “Fund”) for the six-month period ended March 31, 2019.

For the six-month period from October 1, 2018 through March 31, 2019, the Fund’s return was 0.56% for Institutional Class shares, 0.43% for Class A shares without sales charge, -3.82% for Class A shares with sales charge, 0.04% for Class C shares without sales charge, and -0.94% for Class C shares with sales charge.

The Fund was launched with $5 million in investment capital on April 1, 2016. Since that time, we are pleased with the growth in assets, ending the period with $102.4 million.

Market Environment
Reduced bank loan issuance coupled with decreased demand for bank loans has resulted in a significant reduction in the number of bank loan facilities trading above par in the Credit Suisse Leveraged Loan Index.  As of 10/01/2018, 64.20% of bank loans in the Index were trading above par, versus 4.39% as of 4/01/2019.  Collateralized Loan Obligations (CLOs) are still the biggest buyers of leveraged loans.  In the first quarter of 2019, CLO issuance totaled $29.3 billion, down 7.6% from the $31.7 billion for the same period in 2018, and greater than the $17.4 billion during the same period in 2017.

For the first quarter 2019, the Leveraged Loan market, coming off its worst quarter Index performance since 9/30/11, had its best quarter since 3/31/10.  This is despite mutual fund outflows of $22.55 billion during the period.  The share of loans with an average bid in the 98 to Par range is up to 50% from 22% in December 2018.  The share of loans bid between 90 and 98 was 33%, down from 40% in December 2018. 3% of loans were in the Par+ and 101+ range, while it was less than 1% in December 2018.

Quarterly Leveraged Institutional issuance is lower by $93.2 billion or an 81% decline year over year.  2018 Institutional issuance was $730 billion, 21% below 2017’s record level. Institutional Leveraged Loans outstanding stand at $1.18 trillion, growing 3.4% in 1Q19.  Given the events of the past 6 months, our outlook for the next 6 months of 2019 calls for relatively flat price performance in the loan market after a strong 1st quarter.  The potential for volatility in other parts of the capital markets as well as the impact of potential government action on trade and interest rates will continue to affect the loan market, in our view.

Performance Discussion
For the six-month period ending March 31, 2019, the Fund’s Institutional Class returned 0.52% and just slightly underperformed the benchmark Credit Suisse Leveraged Loan Index return of 0.53%.  We continue to diversify the portfolio by increasing the number of distinct positions to 135 as of March 31, 2019, which is up from 111 as of September 2018.

Outlook
After a strong start to 2019, we believe the Leveraged Loan Market will continue to hold steady through the end of 2019 and into the first half of 2020.  This outlook is based on a persistent backdrop of modest economic growth and benign credit conditions.  Absent a material weakening in economic conditions we expect the market to be dominated by supply/demand dynamics, keying off mergers and acquisition activity, CLO formation, and bank loan mutual fund flows.  Downside risks in this environment are sector- and credit-specific, such as the substantial weakness emerging in the retail sector resulting from technological disruption.

In December 2018 the Federal Reserve changed its outlook on interest rates.  Consensus had been that the Fed would raise interest rates twice again in 2019; however, the Fed’s current outlook is for interest rates to remain neutral for the rest of the year.  From our perspective, growth in jobs, wages and consumer spending, offset by increase in productivity and very low inflation, is framing the Fed’s position.  In the light of these indicators, the Fed may believe the U.S. economy is peaking and wants to stabilize rates to reflect slowing growth.

While we continue to focus on large cap, highly liquid loans, a portion of the portfolio (10-15%) is invested in smaller sized loan facilities to increase yield.  The cash balance was 3.62% at the end of the quarter versus 5.05% at the end of the prior quarter.  We increased the cash balance to range between 2.5% and 5.0% to allow for increased redemptions and cash purchases.  Given loans’ upside price action of $100 – $101 (limited call protection of $101) we will continue to trade out of loans that we feel have reached their price limit, replacing them with loans that, in our view, exhibit greater total return potential.

We would like to thank our investors for the confidence and trust you have placed in us.  We appreciate the opportunity to invest on your behalf.

Sincerely,

George Marshman	John D’Angelo
Senior Portfolio Manager	Senior Portfolio Manager

Scott Roberts
Portfolio Manager

Past performance is not a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Earnings growth is not representative of the Fund’s future performance.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

An investment in the Fund is subject to risk and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund include bank loans and senior loans risk, borrowing and leverage risk, CLO risk, counterparty risk, credit risk, defaulted debt securities risk, floating rate securities risk, foreign securities risk, high yield securities risk, inflation risk, interest rate risk, investment risk, issuer risk, liquidity risk, loan interests risk, manager risk, market risk, new fund risk, regulatory risk, and unrated securities risk. Please see the prospectus for more information. Even though senior debtholders are in line to be repaid first in the event of bankruptcy, they will not necessarily receive the full amount they are owed.

The report must be preceded or accompanied by a prospectus.

Bid - price a buyer would pay for a bond.

Credit Suisse Leveraged Loan Index - designed to mirror the investable universe of the $US-denominated leveraged loan market. The index inception is January 1992.

Par - amount of money that bond issuers promise to repay bondholders at the maturity date of the bond.

It is not possible to invest directly in an index.

The Ziegler Senior Floating Rate Fund is distributed by Quasar Distributors, LLC.

Ziegler Senior Floating Rate Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2019 (Unaudited)

SOFTWARE 7.9%
SPECIALTY RETAIL 7.6%
DIVERSIFIED FINANCIAL SERVICES 6.6%
MEDIA 6.4%
DIVERSIFIED TELECOMMUNICATION SERVICES 4.2%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 3.9%
HOTELS RESTAURANTS & LEISURE 3.7%
CHEMICALS 3.6%
OIL, GAS & CONSUMABLE FUELS 3.3%
COMMERCIAL SERVICES & SUPPLIES 3.3%
CONTAINERS & PACKAGING 2.9%
PHARMACEUTICALS 2.7%
HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
METALS & MINING 2.5%
HEALTH CARE TECHNOLOGY 2.5%
PROFESSIONAL SERVICES 2.2%
SHORT TERM INVESTMENT 2.1%
DISTRIBUTORS 2.1%
DIVERSIFIED CONSUMER SERVICES 2.0%
IT SERVICES 1.9%
INDUSTRIAL CONGLOMERATES 1.9%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.8%
AEROSPACE & DEFENSE 1.8%
CONSTRUCTION MATERIALS 1.8%
MACHINERY 1.5%
INSURANCE 1.5%
FOOD & STAPLES RETAILING 1.5%
CONSTRUCTION & ENGINEERING 1.5%
BUILDING PRODUCTS 1.4%
REAL ESTATE MANAGEMENT AND DEVELOPMENT 1.3%
HEALTH CARE PROVIDERS & SERVICES 1.1%
MORTGAGE REAL ESTATEINVESTMENT TRUSTS (REITS) 1.0%
INTERNET SOFTWARE & SERVICES 1.0%
ENERGY EQUIPMENT & SERVICES 1.0%
CONSUMER FINANCE 1.0%
AUTO COMPONENTS 1.0%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.9%
AIR FREIGHT AND LOGISTICS 0.9%
ELECTRIC UTILITIES 0.8%
ROAD & RAIL 0.7%
TRANSPORTATION INFRASTRUCTURE 0.5%

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 96.5%
	AEROSPACE & DEFENSE ― 1.8%
$989,691	American Airlines, Inc. (1 Month USD LIBOR + 2.000%)	4.493%	10/11/2021	$983,738
325,175	Dynasty Acquisition Co., Inc. (3 Month USD LIBOR + 4.000%)	6.602	4/6/2026	325,739
174,825	Dynasty Acquisition Co., Inc. (3 Month USD LIBOR + 4.000%)	6.602	4/6/2026	175,128
331,251	WP CPP Holdings, LLC (3 Month USD LIBOR + 3.750%)	6.510	4/30/2025	329,346
				1,813,951
	AIR FREIGHT AND LOGISTICS ― 0.9%
982,523	Air Medical Group Holdings, Inc. (1 Month USD LIBOR + 3.250%)	5.739	4/28/2022	927,668

	AUTO COMPONENTS ― 1.0%
1,000,000	Panther BF Aggregator 2 LP (3 Month USD LIBOR + 3.500%)	6.115	3/18/2026	989,990

	BUILDING PRODUCTS ― 1.4%
1,479,779	Forterra Finance, LLC (1 Month USD LIBOR + 3.000%)	5.499	10/25/2023	1,367,204

	CHEMICALS ― 3.5%
477,623	Cabot Microelectronics Corp. (1 Month USD LIBOR + 2.250%)	4.750	11/14/2025	477,026
1,153,666	Kraton Polymers, LLC (1 Month USD LIBOR + 2.500%)	4.999	3/5/2025	1,145,446
500,000	Messer Industries, LLC (3 Month USD LIBOR + 2.500%)	5.101	3/2/2026	490,628
1,000,000	Starfruit US Holdco, LLC (1 Month USD LIBOR + 3.250%)	5.740	10/1/2025	988,130
322,384	Tronox Finance, LLC (1 Month USD LIBOR + 3.000%)	5.499	9/23/2024	321,553
149,273	Tronox Finance, LLC (1 Month USD LIBOR + 3.000%)	5.499	9/23/2024	148,889
				3,571,672
	COMMERCIAL SERVICES & SUPPLIES ― 3.3%
2,141	Garda World Security Corp. (Prime + 2.500%)	8.000	5/24/2024	2,118
839,334	Garda World Security Corp. (3 Month USD LIBOR + 3.500%)	6.115	5/24/2024	830,311
994,987	GFL Environmental, Inc. (1 Month USD LIBOR + 3.000%)	5.499	5/30/2025	964,203
500,000	The Dun & Bradstreet Corp. (1 Month USD LIBOR + 5.000%)	7.490	2/9/2026	495,313
496,203	TKC Holdings, Inc. (1 Month USD LIBOR + 3.750%)	6.250	2/1/2023	488,139
500,000	Trugreen, Ltd. (3 Month USD LIBOR + 3.750%)	6.234	3/19/2026	501,563
				3,281,647
	CONSTRUCTION & ENGINEERING ― 1.4%
1,486,241	McDermott International, Inc. (1 Month USD LIBOR + 5.000%)	7.499	5/12/2025	1,427,973

	CONSTRUCTION MATERIALS ― 1.7%
742,424	CPG International, Inc. (6 Month USD LIBOR + 3.750%)	6.633	5/3/2024	736,856
497,455	Henry Company, LLC (1 Month USD LIBOR + 4.000%)	6.493	10/5/2023	496,369
500,000	Quikrete Holdings, Inc. (1 Month USD LIBOR + 2.750%)	5.249	11/15/2023	489,108
				1,722,333
	CONSUMER FINANCE ― 1.0%
997,500	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.750%)	5.351	12/2/2024	995,005

	CONTAINERS & PACKAGING ― 2.9%
2,500	Flex Acquisition Co., Inc. (1 Month USD LIBOR + 3.250%)	5.739	6/30/2025	2,429
992,500	Flex Acquisition Co., Inc. (3 Month USD LIBOR + 3.250%)	5.876	6/30/2025	964,318
497,487	IBC Capital, Ltd. (3 Month USD LIBOR + 3.750%)	6.365	9/11/2023	483,809
705,099	Packaging Coordinators Midco, Inc. (3 Month USD LIBOR + 4.000%)	6.610	6/30/2023	702,455
746,452	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	5.249	2/6/2023	739,074
				2,892,085
	DISTRIBUTORS ― 2.0%
500,000	FleetPride, Inc. (3 Months USD LIBOR + 4.500%)	7.101	2/4/2026	496,250
1,537,500	Staples, Inc. (1 Month USD LIBOR + 4.000%)	6.489	9/12/2024	1,527,883
				2,024,133
	DIVERSIFIED CONSUMER SERVICES ― 2.0%
994,937	Spin Holdco, Inc. (3 Month USD LIBOR + 3.250%)	6.029	11/14/2022	970,560
992,500	Uber Technologies, Inc. (1 Month USD LIBOR + 4.000%)	6.493	4/4/2025	994,485
				1,965,045

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES ― 6.5%
$500,000	Achilles Acquisition, LLC (1 Month USD LIBOR + 4.000%)	6.500%	10/13/2025	$497,500
386,774	Avolon TLB Borrower 1 US LLC (1 Month USD LIBOR + 2.000%)	4.488	1/15/2025	384,200
1,000,000	Citadel Securities, LP (1 Month USD LIBOR + 3.500%)	5.999	2/27/2026	1,001,249
500,000	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	5.729	4/3/2026	500,415
500,000	CSC Holdings, LLC (3 Month USD LIBOR + 3.000%)	5.591	4/15/2027	498,595
422,917	First American Payment Systems, LP (2 Month USD LIBOR + 4.750%)	7.388	1/5/2024	422,388
987,525	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%)	5.601	7/1/2024	960,367
481,706	Resolute Investment Managers, Inc. (3 Month USD LIBOR + 3.250%)	5.851	4/29/2022	482,007
466,309	Russell Investments US Institutional Holdco, Inc. (3 Month USD LIBOR + 3.250%)	5.851	6/1/2023	460,676
116,525	SS&C European Holdings SARL (1 Month USD LIBOR + 2.250%)	4.749	4/16/2025	115,739
162,066	SS&C Technologies, Inc. (1 Month USD LIBOR + 2.250%)	4.749	4/16/2025	160,974
1,000,000	VFH Parent, LLC (3 Month USD LIBOR + 3.500%)	6.126	3/2/2026	1,003,249
				6,487,359
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.2%
498,744	SBA Senior Finance II, LLC (1 Month USD LIBOR + 2.000%)	4.500	4/11/2025	488,968
997,500	Sprint Communications, Inc. (1 Month USD LIBOR + 3.000%)	5.500	2/2/2024	983,784
496,241	Syniverse Holdings, Inc. (1 Month USD LIBOR + 5.000%)	7.484	3/9/2023	457,038
1,113,087	US TelePacific Corp. (3 Month USD LIBOR + 5.000%)	7.601	5/2/2023	1,083,179
248,125	West Corp. (3 Month USD LIBOR + 3.500%)	6.129	10/10/2024	230,963
493,750	West Corp. (3 Month USD LIBOR + 4.000%)	6.629	10/10/2024	464,920
487,572	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%)	5.741	8/18/2023	470,660
				4,179,512
	ELECTRIC UTILITIES ― 0.7%
748,125	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 3.750%)	6.249	8/1/2025	747,762

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.9%
459,534	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	4.999	7/2/2025	452,067
493,750	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 4.500%)	6.999	8/27/2025	476,471
				928,538
	ENERGY EQUIPMENT & SERVICES ― 1.0%
977,218	Pike Corp. (1 Month USD LIBOR + 3.500%)	6.000	3/21/2025	977,829

	FOOD & STAPLES RETAILING ― 1.5%
498,728	B.C. Unlimited Liability Co. (1 Month USD LIBOR + 2.250%)	4.749	2/16/2024	491,661
997,500	BJ's Wholesale Club, Inc. (1 Month USD LIBOR + 3.000%)	5.499	2/2/2024	996,368
				1,488,029
	HEALTH CARE EQUIPMENT & SUPPLIES ― 2.7%
712,500	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	5.231	11/27/2025	705,211
487,700	Bausch Health Companies, Inc. (1 Month USD LIBOR + 3.000%)	5.481	6/2/2025	485,132
916,667	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 4.500%)	6.982	3/5/2026	904,063
83,333	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 4.500%)(3)	6.982	3/5/2026	82,188
494,289	YI, LLC (3 Month USD LIBOR + 4.000%)	6.601	11/7/2024	491,200
				2,667,794
	HEALTH CARE PROVIDERS & SERVICES ― 1.0%
497,500	Bracket Intermediate Holding Corp. (1 Month USD LIBOR + 4.250%)	6.732	9/5/2025	495,945
587,176	Prospect Medical Holdings, Inc. (1 Month USD LIBOR + 5.500%)	8.000	2/22/2024	536,776
				1,032,721
	HEALTH CARE TECHNOLOGY ― 2.4%
491,250	GHX Ultimate Parent Corp. (3 Month USD LIBOR + 3.250%)	5.851	6/28/2024	482,039
995,000	Inovalon Holdings, Inc. (1 Month USD LIBOR + 3.500%)	6.000	4/2/2025	993,448
995,000	Verscend Holding Corp. (1 Month USD LIBOR + 4.500%)	6.999	8/27/2025	990,025
				2,465,512
	HOTELS RESTAURANTS & LEISURE ― 3.7%
500,000	AMC Entertainment, Inc. (3 Months USD LIBOR + 3.000%)	5.626	3/20/2026	497,125
493,750	Caesars Resort Collection, LLC (1 Month USD LIBOR + 2.750%)	5.249	12/23/2024	488,018
994,771	CEC Entertainment, Inc. (1 Month USD LIBOR + 3.250%)	5.749	2/12/2021	966,420
529,486	Life Time Fitness, Inc. (3 Month USD LIBOR + 2.750%)	5.379	6/10/2022	524,284

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	HOTELS RESTAURANTS & LEISURE ― 3.7% (Continued)
$239,067	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	5.249%	8/14/2024	$233,239
995,958	Scientific Games International, Inc. (2 Month USD LIBOR + 2.750%)	5.329	8/14/2024	971,682
				3,680,768
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 3.8%
498,705	Calpine Corp. (3 Month USD LIBOR + 2.500%)	5.110	1/15/2024	494,600
1,034,149	Eastern Power, LLC (1 Month USD LIBOR + 3.750%)	6.249	10/2/2023	1,031,823
50,972	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	6.249	1/30/2024	49,421
903,727	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	6.249	1/30/2024	876,240
444,444	Southeast PowerGen, LLC (1 Month USD LIBOR + 3.500%)	6.000	12/2/2021	423,520
931,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 4.000%)	6.500	7/14/2023	924,311
				3,799,915
	INDUSTRIAL CONGLOMERATES ― 1.9%
991,219	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%)	6.749	12/11/2024	974,804
920,000	NN, Inc. (1 Month USD LIBOR + 3.250%)	5.749	4/2/2021	902,750
				1,877,554
	INSURANCE ― 1.5%
490,038	Acrisure, LLC (3 Month USD LIBOR + 4.250%)	6.879	11/22/2023	487,791
498,747	Alera Group Intermediate Holdings, Inc. (1 Month USD LIBOR + 4.500%)	6.999	8/1/2025	502,332
496,250	Alliant Holdings Intermediate, LLC (1 Month USD LIBOR + 2.750%)	5.232	5/9/2025	478,340
				1,468,463
	INTERNET SOFTWARE & SERVICES ― 1.0%
493,734	Micro Holding Corp. (1 Month USD LIBOR + 3.750%)	6.236	9/13/2024	487,837
493,750	Research Now Group, Inc. (1 Month USD LIBOR + 5.500%)	7.999	12/20/2024	491,898
				979,735
	IT SERVICES ― 1.9%
981,272	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%)	5.738	11/3/2023	921,169
410,409	Salient CRGT, Inc. (1 Month USD LIBOR + 5.750%)	8.249	2/28/2022	405,279
593,955	TierPoint, LLC (1 Month USD LIBOR + 3.750%)	6.249	5/6/2024	564,132
				1,890,580
	MACHINERY ― 1.5%
494,318	Altra Industrial Motion Corp. (1 Month USD LIBOR + 2.000%)	4.499	10/1/2025	486,286
498,269	Clark Equipment Co. (3 Month USD LIBOR + 2.000%)	4.601	5/17/2024	490,297
541,184	Gardner Denver, Inc. (1 Month USD LIBOR + 2.750%)	5.249	7/30/2024	541,522
				1,518,105
	MEDIA ― 6.3%
997,500	AppLovin Corp. (1 Month USD LIBOR + 3.750%)	6.249	8/15/2025	996,253
592,500	Charter Communications Operating, LLC (1 Month USD LIBOR + 2.000%)	4.500	4/30/2025	589,280
409,167	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	5.249	11/29/2024	391,949
997,500	Financial & Risk US Holdings, Inc. (1 Month USD LIBOR + 3.750%)	6.249	10/1/2025	970,248
498,750	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	4.982	1/2/2026	493,997
1,642,389	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%)	7.351	11/3/2023	1,502,787
886,000	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	4.749	3/24/2025	876,586
500,000	WMG Acquisition Corp. (1 Month USD LIBOR + 2.125%)	4.624	11/1/2023	490,470
				6,311,570
	METALS & MINING ― 2.5%
493,750	Contura Energy, Inc. (1 Month USD LIBOR + 5.000%)	7.493	11/10/2025	489,430
734,694	Form Technologies, Inc. (3 Month USD LIBOR + 3.250%)	5.851	1/28/2022	724,133
471,510	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.500%)	5.999	2/12/2025	470,921
817,929	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	5.499	9/20/2024	817,929
				2,502,413
	MORTGAGE REAL ESTATEINVESTMENT TRUSTS (REITS) ― 1.0%
997,500	Forest City Enterprises, LP (1 Month USD LIBOR + 4.000%)	6.481	12/8/2025	1,003,110

	OIL, GAS & CONSUMABLE FUELS ― 3.2%
500,000	Fieldwood Energy, LLC (1 Month USD LIBOR + 5.250%)	7.749	4/11/2022	482,970
1,500,000	Fieldwood Energy, LLC (1 Month USD LIBOR + 7.250%)	9.749	4/11/2023	1,282,500
995,000	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	6.047	10/1/2025	993,697
500,000	Prairie ECI Acquiror, LP (3 Month USD LIBOR + 4.750%)	7.366	3/11/2026	502,083
				3,261,250

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	PHARMACEUTICALS ― 2.7%
$716,564	Alvogen Pharma U.S., Inc. (1 Month USD LIBOR + 4.750%)	7.250%	4/1/2022	$699,244
1,492,371	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	6.000	5/5/2025	1,491,126
491,634	RPI Finance Trust (1 Month USD LIBOR + 2.000%)	4.499	3/27/2023	489,483
				2,679,853
	PROFESSIONAL SERVICES ― 2.2%
498,750	Conserve Merger Sub, Inc. (1 Month USD LIBOR + 3.500%)	5.999	8/8/2025	491,269
743,328	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.000%)	5.499	2/3/2025	721,493
568,229	IG Investments Holdings, LLC (1 Month USD LIBOR + 3.500%)	5.999	5/23/2025	565,743
407,909	IG Investments Holdings, LLC (3 Month USD LIBOR + 3.500%)	6.101	5/23/2025	406,124
				2,184,629
	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 1.3%
746,250	DTZ U.S. Borrower, LLC (1 Month USD LIBOR + 3.250%)	5.749	8/21/2025	741,586
551,670	GGP Nimbus LP (1 Month USD LIBOR + 2.500%)	4.996	8/27/2025	532,621
				1,274,207
	ROAD & RAIL ― 0.7%
736,713	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%)	8.101	8/18/2022	732,109

	SOFTWARE ― 7.8%
1,000,000	Athenahealth, Inc. (1 Month USD LIBOR + 4.500%)	7.197	2/11/2026	988,749
487,500	Blackboard, Inc. (3 Month USD LIBOR + 5.000%)	7.780	6/30/2021	480,188
498,750	Boxer Parent Co., Inc. (3 Month USD LIBOR + 4.250%)	6.851	10/2/2025	489,421
497,494	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	6.499	4/18/2025	492,312
498,750	Dynatrace, LLC (1 Month USD LIBOR + 3.250%)	5.749	8/22/2025	497,441
984,003	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%)	6.750	1/22/2024	978,473
992,500	Mavenir Systems, Inc. (1 Month USD LIBOR + 6.000%)	8.500	5/8/2025	989,398
982,500	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%)	6.370	4/26/2024	960,394
975,000	TIBCO Software, Inc. (1 Month USD LIBOR + 3.500%)	6.000	12/4/2020	972,562
997,500	Vertafore, Inc. (1 Month USD LIBOR + 3.250%)	5.749	7/2/2025	981,465
				7,830,403
	SPECIALTY RETAIL ― 7.5%
208,627	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%)	7.000	8/22/2022	183,200
497,494	Aspen Dental Management, Inc.(1 Month USD LIBOR + 3.000%)	5.499	4/30/2025	493,556
994,950	Bass Pro Group, LLC (1 Month USD LIBOR + 5.000%)	7.499	9/25/2024	974,553
641,391	CWGS Group, LLC (1 Month USD LIBOR + 2.750%)	5.240	11/8/2023	578,695
1,429,702	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)	6.249	4/30/2025	1,391,058
60,000	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)(3)	3.750	4/30/2025	58,378
453,496	Jill Holdings, LLC (3 Month USD LIBOR + 5.000%)	7.750	5/9/2022	448,015
956,250	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%)	8.481	5/1/2023	892,301
1,585,529	NVA Holdings, Inc. (1 Month USD LIBOR + 2.750%)	5.249	2/3/2025	1,536,481
493,750	Talbots, Inc./The (1 Month USD LIBOR + 7.000%)	9.499	11/28/2022	480,172
480,045	Western Dental Services, Inc. (1 Month USD LIBOR + 5.250%)	7.749	6/30/2023	471,644
				7,508,053
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 1.8%
746,250	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	5.999	9/8/2025	719,818
1,113,023	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	6.183	5/16/2025	1,087,513
				1,807,331
	TRANSPORTATION INFRASTRUCTURE ― 0.4%
447,841	Savage Enterprises, LLC (1 Month USD LIBOR + 4.500%)	6.990	8/1/2025	449,520

	TOTAL BANK LOANS			$96,713,330
	(COST $97,998,835)

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)(Continued)

Shares		Value
	SHORT TERM INVESTMENT ― 2.0%
2,028,699	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 2.340% (2)	$2,028,699
	TOTAL SHORT TERM INVESTMENT
	(Cost $2,028,699)	2,028,699

	TOTAL INVESTMENTS ― 98.5% (Cost $100,026,996)	98,742,029
	Other Assets in Excess of Liabilities ― 1.5%	1,522,517
	TOTAL NET ASSETS ― 100.0%	$100,264,546

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Rate quoted is seven-day yield at period end.
(3) Unfunded loan commitment.

The S&P’s industry classification was developed by and/or is the exclusive property of the
Standard & Poor's Financial Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

 The accompanying notes are an integal part of these financial statements

Ziegler Senior Floating Rate Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2019 (Unaudited)

Assets:
Investments in securities at value (cost $100,026,996)	$98,742,029
Cash	1,566,005
Receivables:
Investment securities sold	2,610,860
Fund shares sold	364,133
Dividends and interest	256,987
Prepaid expenses	46,150
Total assets	103,586,164

Liabilities:
Payables:
Investment securities purchased	3,092,029
Fund shares redeemed	439
Distributions to shareholders	85,979
Due to Investment Adviser	31,187
Distribution fees	41,323
Trustee fees	180
Accrued other expenses and other liabilities	70,481
Total liabilities	3,321,618

Net Assets	$100,264,546

Components of Net Assets:
Paid-in capital	$101,670,236
Total distributable earnings	(1,405,690)
Net Assets	$100,264,546

Class A:
Net Assets	$9,363,415
Issued and Outstanding	368,824
Net Asset Value and Redemption Price	$25.39
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$26.52

Class C:
Net Assets	$8,422,130
Issued and Outstanding	332,564
Net Asset Value, Redemption Price* and Offering Price Per Share	$25.32

Institutional Class:
Net Assets	$82,479,001
Issued and Outstanding	3,246,705
Net Asset Value, Redemption Price and Offering Price Per Share	$25.40

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3.) are redeemed within one year of purchase. (See Note 3.)

The accompanying notes are an integal part of these financial statements

Ziegler Senior Floating Rate Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2019 (Unaudited)

Investment Income:
Interest income	$2,963,450
Total investment income	2,963,450

Expenses:
Advisory fees (Note 3)	311,007
Administration and fund accounting fees	56,430
Transfer agent expenses	37,158
Distribution fees (Note 6)	34,452
Registration fees	25,103
Shareholder servicing fees	11,915
Audit fees	9,670
Compliance Fee	8,150
Legal fees	8,003
Trustee fees	5,925
Custody fees	5,467
Miscellaneous expenses	4,663
Shareholder reporting fees	4,532
Insurance fees	1,536
Interest expense	299
Total expenses	524,310
Expenses waived by the Adviser	(135,490)
Net expenses	388,820
Net investment income	2,574,630

Realized and Unrealized Loss on Investments
Net realized loss on investments	(87,755)
Net change in unrealized depreciation on investments	(2,021,825)
Net realized and unrealized loss on investments	(2,109,580)

Net increase in net assets resulting from operations	$465,050

The accompanying notes are an integal part of these financial statements

Ziegler Senior Floating Rate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2019	For the Year Ended
	(Unaudited)	September 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,574,630	$3,266,419
Net realized gain (loss) on investments	(87,755)	155,311
Net change in unrealized appreciation/depreciation on investments	(2,021,825)	315,180
Net increase in net assets resulting from operations	465,050	3,736,910

Distributions to shareholders:
Class A Shares	(256,438)	(179,949)
Class C Shares	(119,861)	(55,256)
Institutional Class Shares	(2,422,878)	(3,179,637)
Total distributions to shareholders	(2,799,177)	(3,414,842)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	1,000,932	8,365,220
Class C Shares	6,050,582	2,292,825
Institutional Class Shares	29,932,486	44,050,907
Reinvestment of distributions:
Class A Shares	47,369	16,209
Class C Shares	77,460	30,224
Institutional Class Shares	2,100,409	2,754,626
Cost of shares repurchased:
Class A Shares*	(32,146)	(94,583)
Class C Shares	(276,419)	(378,427)
Institutional Class Shares	(27,791,500)	(16,030,757)
Net increase in net assets from capital transactions	11,109,173	41,006,244
Total Increase in Net Assets	8,775,046	41,328,312

Net Assets:
Beginning of period	91,489,500	50,161,188
End of period	$100,264,546	$91,489,500

Capital Share Transactions:
Shares sold:
Class A Shares	38,951	322,015
Class C Shares	237,765	88,473
Institutional Class Shares	1,163,090	1,694,394
Shares reinvested:
Class A Shares	1,878	626
Class C Shares	3,061	1,168
Institutional Class Shares	82,658	106,202
Shares repurchased:
Class A Shares	(1,258)	(3,640)
Class C Shares	(10,917)	(14,604)
Institutional Class Shares	(1,083,084)	(616,969)
Net increase in shares outstanding	432,144	1,577,665

* Net of redemption fees.

The accompanying notes are an integal part of these financial statements

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class A Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six				For the Period
	Months Ended				April 1, 2016*
	March 31, 2019		For the Year Ended	For the Year Ended	Through
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$26.01		$25.87	$25.78	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.67		1.22	1.08	0.32
Net realized and unrealized gain (loss) on investments	(0.57)		0.14	0.13	0.72
Total Gain from Investment Operations	0.10		1.36	1.21	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.67)		(1.14)	(1.05)	(0.26)
From net realized gain on investments	(0.05)		(0.08)	(0.07)	-
Total Distributions	(0.72)		(1.22)	(1.12)	(0.26)

Net Asset Value, End of Period	$25.39		$26.01	$25.87	$25.78

Total Return(2)	0.43%	(3)	5.37%	4.80%	4.15%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,363		$8,563	$265	$132
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.25%	(4)	1.35%	1.64%	2.07%	(4)
After fees waived / reimbursed by the Adviser	0.99%	(4)	0.99%	0.99%	0.99%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	5.22%	(4)	4.69%	4.22%	2.55%	(4)
Portfolio turnover rate(5)	31%	(3)	35%	105%	23%	(3)

*	Inception date
(1)	Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integal part of these financial statements

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class C Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six				For the Period
	Months Ended				April 1, 2016*
	March 31, 2019		For the Year Ended	For the Year Ended	Through
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.96		$25.83	$25.75	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.58		1.01	0.90	0.35
Net realized and unrealized gain (loss) on investments	(0.59)		0.16	0.13	0.59
Total Gain from Investment Operations	(0.01)		1.17	1.03	0.94

LESS DISTRIBUTIONS:
From net investment income	(0.58)		(0.96)	(0.88)	(0.19)
From net realized gain on investments	(0.05)		(0.08)	(0.07)	-
Total Distributions	(0.63)		(1.04)	(0.95)	(0.19)

Net Asset Value, End of Period	$25.32		$25.96	$25.83	$25.75

Total Return(2)	0.04%	(3)	4.56%	4.06%	3.77%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,422		$2,665	$713	$62
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	2.00%	(4)	2.12%	2.39%	2.82%	(4)
After fees waived / reimbursed by the Adviser	1.74%	(4)	1.74%	1.74%	1.74%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	4.51%	(4)	3.88%	3.55%	2.74%	(4)
Portfolio turnover rate(5)	31%	(3)	35%	105%	23%	(3)

*	Inception date
(1)	Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integal part of these financial statements

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six				For the Period
	Months Ended				April 1, 2016*
	March 31, 2019		For the Year Ended	For the Year Ended	Through
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$26.02		$25.88	$25.79	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.70		1.25	1.14	0.36
Net realized and unrealized gain (loss) on investments	(0.57)		0.17	0.14	0.71
Total Gain from Investment Operations	0.13		1.42	1.28	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.70)		(1.20)	(1.12)	(0.28)
From net realized gain on investments	(0.05)		(0.08)	(0.07)	-
Total Distributions	(0.75)		(1.28)	(1.19)	(0.28)

Net Asset Value, End of Period	$25.40		$26.02	$25.88	$25.79

Total Return	0.56%	(3)	5.62%	5.06%	4.28%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$82,479		$80,262	$49,183	$35,740
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.03%	(4)	1.17%	1.43%	1.85%	(3)
After fees waived / reimbursed by the Adviser	0.74%	(4)	0.74%	0.74%	0.74%	(3)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	5.45%	(4)	4.79%	4.43%	2.83%	(3)
Portfolio turnover rate(4)	31%	(3)	35%	105%	23%	(2)

*	Inception date
(1)	Computed using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integal part of these financial statements

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Ziegler Senior Floating Rate Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”).  The Trust was organized on August 29, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Ziegler Capital Management, LLC (“the Adviser” or “Ziegler”) serves as the investment manager to the Fund.  Pretium Credit Management LLC (“Pretium”) serves as the Sub-Advisor to the Fund.

The investment objective of the Fund is to provide total return, comprised of current income and capital appreciation by investing in senior secured floating rate loans and other senior secured floating rate debt instruments, and in other instruments that have economic characteristics similar to such instruments. The inception date of the Fund was April 1, 2016. The Fund offers three classes of shares: Class A, Class C and Institutional Class, with an unlimited number of shares of beneficial interest, with no par value per share. Each class of shares represents an equal pro rata interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income and expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets on a daily basis.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Equity investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and
NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler or Pretium under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -  observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income:
Bank Loans	$-	$96,713,330	$-	$96,713,330
Short-Term Investment	2,028,699	-	-	2,028,699
Total	$2,028,699	$96,713,330	$-	$98,742,029

See the Schedule of Investments for further detail of investment classifications.

(b) Federal Income Taxes - The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. As of March 31, 2019, open tax periods subject to examination by the tax authorities in the United States also include the tax years ended September 30, 2018 and September 30, 2017, and the period ended September 30, 2016. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(c) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Fund declares dividends from any net investment income daily and pays them monthly. Net realized gains from investment transactions, if any, are distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

(d) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(e) Cash – Concentration in Uninsured Cash – For cash management purposes the Fund may concentrate cash with the Fund’s custodian.  This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  As of March 31, 2019, the Fund held $1,316,005 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) that exceeded the FDIC insurance limit.

(f) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTE 3 – Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%.  The Adviser has entered into a Sub-Advisory agreement with Pretium; Pretium’s compensation is based on assets under management and is paid out of Ziegler’s advisory fee received from the Fund.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 0.99%, 1.74%, and 0.74% of average daily net assets for Class A, Class C, and Institutional Class, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities.

The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established limitation on expenses for that year.

At March 31, 2019, the amounts waived by the Adviser by year are as follows:

Year Waived / Reimbursed	Amounts Available for Recoupment	Expiration
2016	$ 140,818	September 30, 2019
2017	283,615	September 30, 2020
2018	291,706	September 30, 2021
2019	135,490	March 31, 2022
	$ 851,629

There is a maximum initial sales charge of 4.25% for Class A shares of the Fund.  There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares for the Fund.  The Distributor retains a portion of the initial sales charge when shares are purchased through a service agent, and will retain the full amount if purchased through the Distributor.  For the period ended March 31, 2019, Quasar did not retain sales charges on sales of the Class A share of the Fund.  There were no CDSCs paid to Quasar for the period ended March 31, 2019.

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

The Fund charges a 1.00% redemption fee on the redemption of Class A share held for 60 days or less.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator and transfer agent.  The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar”), an affiliate to Fund Services, acts as the Fund’s distributor and principal underwriter. For the period ended March 31, 2019, the Fund incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

Administration & fund accounting	$56,430
Transfer agent	$37,158
Custody	$ 5,467
Compliance	$ 8,150

At March 31, 2019, the Fund had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

Administration & fund accounting	$23,819
Transfer agent	$18,611
Custody	$ 3,847
Compliance	$ 3,854

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $5,925 for their services and reimbursement of travel expenses during the period ended March 31, 2019. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Fund for the period ended March 31, 2019, were as follows:

Purchases	$ 39,509,568
Sales	$ 28,806,173

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

NOTE 5 – Federal Income Tax Information

At September 30, 2018, the components of accumulated earnings (deficit) for income tax purposes were as follows:

Cost of Investments	$92,638,184
Gross Unrealized Appreciation	918,398
Gross Unrealized Depreciation	(181,540)
Net Unrealized Appreciation on Investments	736,858

Undistributed ordinary income	132,174
Undistributed long-term capital gains	59,405
Accumulated earnings	191,579

Total distributable earnings	$928,437

At September 30, 2018, the Fund had no capital loss carryforwards.

The tax character of distributions paid during the period ended March 31, 2019 and the fiscal year ended September 30, 2018 were as follows:

	Period Ended March 31, 2019	Year Ended September 30, 2018
Distributions Paid From:
Ordinary Income	$2,714,828	$3,398,240
Long Term Capital Gains	84,349	16,602
Total Distributions Paid	$2,799,177	$3,414,842

NOTE 6 – Distribution Plan

The Trust, on behalf of the Fund, adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to the Class A and Class C shares, respectively.  For the period ended March 31, 2019, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 7 – Line of Credit

The Fund has access to a $15 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.  Loan activity for the period ended March 31, 2019 was as follows:

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2019 (Unaudited)

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	738,000
Average daily loan outstanding (4 days)	512,250
Interest expense	299
Loan outstanding as of March 31, 2019	-
Average interest rate	5.25%

NOTE 8 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	4/30/2019	$0.1156	$0.0995	$0.1209

Note 9 – New Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted all applicable provisions of ASU 2018-13.

Ziegler Senior Floating Rate Fund
EXPENSE EXAMPLE
March 31, 2019 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Class A
Actual Fund Return	1,000.00	1,004.30	4.95
Hypothetical 5% Return	1,000.00	1,020.00	4.99
Class C
Actual Fund Return	1,000.00	1,000.40	8.68
Hypothetical 5% Return	1,000.00	1,016.26	8.75
Institutional Class
Actual Fund Return	1,000.00	1,005.60	3.70
Hypothetical 5% Return	1,000.00	1,021.24	3.73

(1)
Expenses for the Fund are 0.99%, 1.74% and 0.74% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios for the Fund reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Senior Floating Rate Fund
OTHER INFORMATION (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (844) 828-1919 or on the EDGAR Database on the SEC’s website at ww.sec.gov.  The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX.  The Fund’s Form N-PX is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
Ziegler Capital Management, LLC
70 West Madison Street, 24th Floor
Chicago, Illinois 60602-4109

Investment Sub-Adviser
Pretium Credit Management, LLC
c/o Pretium Partners, LLC
810 Seventh Avenue, Suite 2400
New York, New York 10019

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date   June 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  June 4, 2019

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  June 4, 2019